As filed with the U.S. Securities and Exchange Commission on May 21, 2014

File Nos. 333-57017 and 811-08821

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_____________________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 59	☒
_____________________
RYDEX VARIABLE TRUST
(Exact Name of Registrant as Specified in Charter)
_____________________
805 King Farm Boulevard
Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)
_____________________
The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)
_____________________
Copies to:

W. John McGuire Bingham McCutchen LLP 2020 K Street NW Washington, DC 20006 Amy J. Lee Guggenheim Investments One Security Benefit Place Topeka, KS 66636-0001
_____________________
It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐     On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 58 relates to shares of each series of Rydex Variable Trust (the “Funds”). The purpose of this filing is to file risk/return summary information for the Funds in interactive data format.

UNDERTAKINGS

1.
The Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund (the “Funds”) undertake they will not use the Rydex Variable Global Managed Futures Strategy CFC, Rydex Variable Multi-Hedge Strategies CFC, and Rydex Variable Commodities Strategy CFC, respectively (the “Subsidiaries”) to evade the provisions of the Investment Company Act of 1940 (the “1940 Act”) or the Investment Advisers Act of 1940.

2.	The Subsidiaries undertake that the assets of the Subsidiaries will be maintained at all times in accordance with the requirements of section 17(f) of the 1940 Act.

3.
The Subsidiaries undertake that they will maintain duplicate copies of their books and records at an office located within the United States, and the Securities & Exchange Commission (the “SEC”) and its staff will have access to the books and records consistent with the requirements of section 31 of the 1940 Act and the rules thereunder.

4.	The Subsidiaries undertake that they will designate an agent in the United States for service of process in any suit, action or proceeding before the SEC or any appropriate court.

5.	The Subsidiaries undertake that they will consent to the jurisdiction of the United States courts and the SEC over it.

The Rydex Variable Global Managed Futures Strategy CFC, Rydex Variable Multi-Hedge Strategies CFC and Rydex Variable Commodities Strategy CFC have duly caused this Registration Statement of Rydex Variable Trust, with respect only to the information that specifically relates to the Rydex Variable Global Managed Futures Strategy CFC, Rydex Variable Multi-Hedge Strategies CFC and Rydex Variable Commodities Strategy CFC, to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Rockville, State of Maryland on the 21st day of May, 2014.

RYDEX VARIABLE GLOBAL MANAGED FUTURES STRATEGY CFC
RYDEX VARIABLE MULTI-HEDGE STRATEGIES CFC
RYDEX VARIABLE COMMODITIES STRATEGY CFC

By:     /s/ Joseph Arruda
Joseph Arruda, Director

This Registration Statement of Rydex Variable Trust, with respect only to the information that specifically relates to the Rydex Variable Global Managed Futures Strategy CFC, Rydex Variable Multi-Hedge Strategies CFC and Rydex Variable Commodities Strategy CFC, has been signed by the following persons in the capacities and on the dates indicated.

Signature                    Title                Date

/s/ Joseph Arruda                Director            May 21, 2014
Joseph Arruda

/s/ Amy J. Lee                    Director            May 21, 2014
Amy J. Lee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 58 to Registration Statement 333-57017 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 21st day of May, 2014.

Rydex Variable Trust

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 58 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	May 21, 2014
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	May 21, 2014
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	May 21, 2014
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	May 21, 2014
Patrick T. McCarville

/s/ Roger Somers*	Member of the Board of Trustees	May 21, 2014
Roger Somers

/s/ Corey A. Colehour*	Member of the Board of Trustees	May 21, 2014
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	May 21, 2014
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	May 21, 2014
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	May 21, 2014
Nikolaos Bonos

/s/ Nikolaos Bonos
* Nikolaos Bonos

* Attorney-in-Fact, pursuant to power of attorney

EXHIBIT INDEX

Exhibit Number                          Description

EX-101.INS                                XBRL Instance Document

EX-101.SCH                               XBRL Taxonomy Extension Schema Document

EX-101.CAL                               XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                               XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                XBRL Taxomony Extension Presentation Linkbase